Lease liabilities - Lease Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	$ 195,772
Exchange differences	(11,647)
Additions and re-measurement	108,500
Payments	(62,273)
Finance cost related to lease liabilities	16,502	$ 12,532	$ 9,524
Closing net book amount	246,854	195,772
Lease Liability - Agricultural Partnerships
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	178,423
Exchange differences	(11,698)
Additions and re-measurement	93,091
Payments	(53,206)
Finance cost related to lease liabilities	15,403
Closing net book amount	222,013	178,423
Lease Liability - Others
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	17,349
Exchange differences	51
Additions and re-measurement	15,409
Payments	(9,067)
Finance cost related to lease liabilities	1,099
Closing net book amount	$ 24,841	$ 17,349